                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13 F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31,2000

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Broadmark Asset Management, LLC
Address: 34 East 58th Street
         Suite 3C
         New York, NY 10022

13F File Number:   28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerome Crown
Title:   Chief Financial Officer
Phone:   212-980-8765
Signature, Place and Date of Signing

    /S/Jerome Crown        New York, NY        February 12, 2001
    _____________________  __________________  _________________
      [Signature]          [City, State]         [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
































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                      FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     71

Form 13F Information Table Value Total:     $125,343
                                            [in thousands]

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-




























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
                                                 Broadmark Asset Management, LLC
                                                            Form 13F
                                                       Information Table
                                                        December 31, 2000

                                                                              Item #6                       Item #8
                                              Item #4        Item #5    INVESTMENT DISCRETION          VOTING AUTHORITY
                                              FAIR
Item #1                Item #2                MARKET         SHARES OR               SHARED
                       TITLE      Item #3     VALUE          PRINCIPAL   SOLE SHARED OTHER  Item #7    SOLE  SHARED  NONE
NAME OF ISSUER         OF CLASS    CUSIP      (x$1,000)      AMOUNT      (A)  (B)    (C)    MANAGERS   (A)   (B)     (C)
--------------         --------    ------     ---------      ----------  ---- ------ ------ --------   ----  ------  ----

ACE LIMITED             ORD       G0070K103     1799        42400 SH      SOLE               NONE      42400
ADOBE SYSTEMS, INC      COM       00724F101     1687        29000 SH      SOLE               NONE      29000
AMBAC FINL GROUP INC    COM       023139108     1889        32400 SH      SOLE               NONE      32400
AMERICAN EXPRESS CO     COM       025816109     1901        34600 SH      SOLE               NONE      34600
AMERISOURCE HEALTH CORP CL A      03071P102     1025        20300 SH      SOLE               NONE      20300
ARIBA INC               COM       04033V104     1684        31400 SH      SOLE               NONE      31400
BANK OF NEW YORK        COM       064057102     1992        36100 SH      SOLE               NONE      36100
BEA SYSTEMS INC         COM       073325102     2141        31800 SH      SOLE               NONE      31800
BEA SYSTEMS INC         PUT       073325952       41        40000 SH PUT  SOLE               NONE          0
BISYS GROUP INC         COM       055472104     1579        30300 SH      SOLE               NONE      30300
BOEING CO               COM       097023105     1274        19300 SH      SOLE               NONE      19300
BRINKER INTL INC        COM       109641100     1741        41200 SH      SOLE               NONE      41200
BROADCOM CORP           CL A      111320107      210         2500 SH      SOLE               NONE       2500
BROCADE COMM SYS INC    COM       111621108     2002        21800 SH      SOLE               NONE      21800
CALPINE CORP            COM       131347106     2406        53400 SH      SOLE               NONE      53400
CARDINAL HEALTH INC     COM       14149Y108     2062        20700 SH      SOLE               NONE      20700
CELESTICA INC           SUB VTG   15101Q108      488         9000 SH      SOLE               NONE       9000
CHECK POINT SOFT-
  WARE TECH LTD         COM       162825103     2324        17400 SH      SOLE               NONE      17400
CHECK POINT SOFTWARE
  TECH LTD              PUT       162825953     1064         4000 SH PUT  SOLE               NONE          0
CIGNA CORP              COM       125509109     1336        10100 SH      SOLE               NONE      10100
CITIGROUP INC           COM       172967101     1831        35866 SH      SOLE               NONE      35866
CONCORD EFS INC         COM       206197105     2004        45600 SH      SOLE               NONE      45600
CORNING INC             COM       219350105      333         6300 SH      SOLE               NONE       6300
COUNTRYWIDE CREDIT
  INDS INC DEL          COM       222372104      779        15500 SH      SOLE               NONE      15500
CROSS TIMBERS OIL CO    COM       227573102     1366        55900 SH      SOLE               NONE      55900
ELAN PLC                ADR       284131208     1718        36700 SH      SOLE               NONE      36700
EMULEX CORP             COM NEW   292475209     1839        23000 SH      SOLE               NONE      23000
EXXON MOBIL CORP        COM       30231G102      696         8000 SH      SOLE               NONE       8000
FEDERAL NATL MTG ASSN   COM       313586109     2238        25800 SH      SOLE               NONE      25800
FEDERAL HOME LOAN MTG
  CORP                  COM       313400301     2349        34100 SH      SOLE               NONE      34100
FLEXTRONICS INTL LTD    ORD       Y2573F102      388        13600 SH      SOLE               NONE      13600


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

GALLAGHER ARTHUR
  J & CO                COM       363576109     1839        28900 SH      SOLE               NONE      28900
GENERAL DYNAMICS CORP   COM       369550108     1365        17500 SH      SOLE               NONE      17500
GENERAL ELECTRIC CO     COM       369604103     3835        80000 SH      SOLE               NONE      80000
GREATER BAY BANCORP     COM       391648102     2526        61600 SH      SOLE               NONE      61600
I 2 TECHNOLOGIES INC    COM       465754109     1990        36600 SH      SOLE               NONE      36600
INFORMATICA CORP        COM       45666Q102      261         6600 SH      SOLE               NONE       6600
INTL GAME TECH          COM       459902102     1435        29900 SH      SOLE               NONE      29900
ISS GROUP INC           COM       450306105     1412        18000 SH      SOLE               NONE      18000
JABIL CIRCUIT INC       COM       466313103     2419          500 SH      SOLE               NONE       9500
JONES APPAREL GROUP
  INC                   COM       480074103     1313        40800 SH      SOLE               NONE      40800
LABORATORY CORP AMER
  HLDGS                 COM NEW   50540R409     2517        14300 SH      SOLE               NONE      14300
LOEWS CORP              COM       540424108     7467          200 SH      SOLE               NONE       7200
MANUGISTICS GROUP INC   COM       565011103     1471        25800 SH      SOLE               NONE      25800
MCKESSON HBOC INC       COM       58155Q103     1457        40600 SH      SOLE               NONE      40600
MERCK & CO INC          COM       589331107     2125        22700 SH      SOLE               NONE      22700
MGIC INVT CORP WIS      COM       552848103      742        22000 SH      SOLE               NONE      22000
NASDAQ 100 TR           UNIT SER1 631100104    22930       392800 SH      SOLE               NONE     392800
NCR CORP NEW            COM       62886E108     1385        28200 SH      SOLE               NONE      28200
NETWORK APPLIANCE INC   COM       64120L104      404         6300 SH      SOLE               NONE       6300
NEWPORT CORP            COM       651824104      409         5200 SH      SOLE               NONE       5200
NOKIA CORP              SPON ADR  654902204    16973         9000 SH      SOLE               NONE      39000
NVIDIA CORP             COM       67066G104      220         6700 SH      SOLE               NONE       6700
OXFORD HEALTH PLANS
  INC                   COM       691471106     1695        42900 SH      SOLE               NONE      42900
PEOPLESOFT INC          COM       712713106     1863        50100 SH      SOLE               NONE      50100
PEPSI BOTTLING GROUP
  INC                   COM       713409100     2154        54100 SH      SOLE               NONE      54100
PFIZER INC              COM       717081103     1385        30100 SH      SOLE               NONE      30100
PRECISION CASTPARTS
  CORP                  COM       740189105     1889        44900 SH      SOLE               NONE      44900
PROFESSIONAL DETAILING
   INC                  COM       74312N107      317         3000 SH      SOLE               NONE       3000
QLOGIC CORP             COM       747277101     1271        16500 SH      SOLE               NONE      16500
SANMINA CORP            COM       800907107      444         5800 SH      SOLE               NONE       5800
SCHERING PLOUGH CORP    COM       806605101     1351        23800 SH      SOLE               NONE      23800
SEI INVESTMENTS CO      COM       784117103     2173        19400 SH      SOLE               NONE      19400
STARBUCKS CORP          COM       855244109     1297        29300 SH      SOLE               NONE      29300
TEVA PHARMACEUTICALS
  INDS LTD              ADR       881624209     2044        27900 SH      SOLE               NONE      27900
TYCO INTL LTD NEW       COM       902124106     1759        31700 SH      SOLE               NONE      31700
UNITEDHEALTH GROUP INC  COM       91324P102     2222        36200 SH      SOLE               NONE      36200
UNITED TECHNOLOGIES
  CORP                  COM       913017109      763         9700 SH      SOLE               NONE       9700
VERITAS SOFTWARE CO     COM       923436109     1549        17700 SH      SOLE               NONE      17700
WELLPOINT HEALTH
  NETWORK               COM       94973H108     1775        15400 SH      SOLE               NONE      15400
XL CAPITAL LTD          CL A      G98255105     1844        21100 SH      SOLE               NONE      21100
                                  TOTAL:     125,343


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                                         [thousands]



















































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